Note 6 - Investment Securities Available for Sale (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	June 30, 2016
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

U.S. government agency securities	$14,967	$378	$(10)	$15,335
Obligations of states and political subdivisions:
Taxable	1,618	186	-	1,804
Tax-exempt	81,895	4,656	-	86,551
Mortgage-backed securities in government-sponsored entities	22,261	508	(50)	22,719
Private-label mortgage-backed securities	1,927	146	(1)	2,072
Total debt securities	122,668	5,874	(61)	128,481
Equity securities in financial institutions	750	64	-	814
Total	$123,418	$5,938	$(61)	$129,295
	December 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

U.S. government agency securities	$21,655	$245	$(271)	$21,629
Obligations of states and political subdivisions:
Taxable	1,989	134	-	2,123
Tax-exempt	91,940	3,402	(175)	95,167
Mortgage-backed securities in government-sponsored entities	24,480	316	(272)	24,524
Private-label mortgage-backed securities	2,079	184	-	2,263
Total debt securities	142,143	4,281	(718)	145,706
Equity securities in financial institutions	750	64	-	814
Total	$142,893	$4,345	$(718)	$146,520

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized	Fair
(Dollar amounts in thousands)	Cost	Value

Due in one year or less	$1,965	$2,010
Due after one year through five years	8,452	8,670
Due after five years through ten years	15,563	16,323
Due after ten years	96,688	101,478

Total	$122,668	$128,481

Realized Gain (Loss) on Investments [Table Text Block]
(Dollar amounts in thousands)	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2016	2015	2016	2015
Proceeds from sales	$7,793	$1,721	$9,115	$3,312
Gross realized gains	255	92	306	140
Gross realized losses	(3)	(70)	(3)	(94)

Schedule of Unrealized Loss on Investments [Table Text Block]
	June 30, 2016
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

U.S. government agency securities	$-	$-	$1,469	$(10)	$1,469	$(10)
Mortgage-backed securities in government-sponsored entities	-	-	6,309	(50)	6,309	(50)
Private-label mortgage-backed securities	94	(1)	-	-	94	(1)
Total	$94	$(1)	$7,778	$(60)	$7,872	$(61)
	December 31, 2015
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

U.S. government agency securities	$3,818	$(57)	$10,872	$(214)	$14,690	$(271)
Obligations of states and political subdivisions Tax-exempt	1,268	(9)	9,394	(166)	10,662	(175)
Mortgage-backed securities in government-sponsored entities	8,725	(86)	6,685	(186)	15,410	(272)
Total	$13,811	$(152)	$26,951	$(566)	$40,762	$(718)